CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥) ¥ / shares shares	Dec. 31, 2024 USD ($) $ / shares shares	Dec. 31, 2023 CNY (¥) ¥ / shares shares	Dec. 31, 2022 CNY (¥) ¥ / shares shares
Net revenues:
Total net revenues	¥ 93,457,498	$ 12,803,625	¥ 77,776,932	¥ 60,668,779
Cost of revenues:
Commission-split	(22,766,957)	(3,119,060)	(20,419,577)	(18,741,593)
Commission and compensation-internal	(18,903,786)	(2,589,808)	(17,015,927)	(17,853,694)
Cost of home renovation and furnishing	(10,229,696)	(1,401,463)	(7,705,325)	(3,562,068)
Cost of home rental services	(13,619,506)	(1,865,865)	(6,163,044)	(1,758,039)
Cost related to stores	(2,854,988)	(391,132)	(2,872,093)	(3,346,436)
Others	(2,138,510)	(292,973)	(1,882,952)	(1,626,202)
Total cost of revenues	(70,513,443)	(9,660,301)	(56,058,918)	(46,888,032)
Gross profit	22,944,055	3,143,324	21,718,014	13,780,747
Operating expenses:
Sales and marketing expenses	(7,783,341)	(1,066,313)	(6,654,178)	(4,573,382)
General and administrative expenses	(8,960,747)	(1,227,617)	(8,236,569)	(7,346,665)
Research and development expenses	(2,283,424)	(312,828)	(1,936,780)	(2,545,549)
Impairment of goodwill, intangible assets and other long-lived assets	(151,576)	(20,766)	(93,417)	(148,057)
Total operating expenses	(19,179,088)	(2,627,524)	(16,920,944)	(14,613,653)
Income (loss) from operations	3,764,967	515,800	4,797,070	(832,906)
Interest income, net	1,260,163	172,642	1,263,332	743,484
Share of results of equity investees	10,192	1,396	9,098	44,588
Impairment loss for equity investments accounted for using equity method | ¥	0		(10,369)	0
Fair value changes in investments, net	312,791	42,852	78,320	(512,225)
Impairment loss for equity investments accounted for using measurement alternative	(9,408)	(1,289)	(28,800)	(591,876)
Foreign currency exchange loss	(34,674)	(4,750)	(93,956)	(127,362)
Other income, net	1,566,038	214,546	1,869,300	1,568,587
Income before income tax expense	6,870,069	941,197	7,883,995	292,290
Income tax expense	(2,791,889)	(382,487)	(1,994,391)	(1,689,574)
Net income (loss)	4,078,180	558,710	5,889,604	(1,397,284)
Net loss (income) attributable to noncontrolling interests shareholders	(13,280)	(1,819)	(6,380)	11,210
Net income (loss)	4,064,900	556,891	5,883,224	(1,386,074)
Net income (loss) attributable to KE Holdings Inc.'s ordinary shareholders	4,064,900	556,891	5,883,224	(1,386,074)
Other comprehensive income
Currency translation adjustments	217,142	29,748	574,223	2,602,071
Unrealized gains (losses) on available-for-sale investments, net of reclassification	147,668	20,230	82,800	(375,069)
Total other comprehensive income (loss)	364,810	49,978	657,023	2,227,002
Total comprehensive income (loss)	4,442,990	608,688	6,546,627	829,718
Comprehensive loss (income) attributable to noncontrolling interests shareholders	(13,280)	(1,819)	(6,380)	11,210
Comprehensive income attributable to KE Holdings Inc.	4,429,710	606,869	6,540,247	840,928
Total comprehensive income attributable to KE Holdings Inc.'s ordinary shareholders	¥ 4,429,710	$ 606,869	¥ 6,540,247	¥ 840,928
Weighted average number of ordinary shares used in computing net income (loss) per share, basic and diluted
- Basic (in shares) | shares	3,409,772,592	3,409,772,592	3,521,379,938	3,569,179,079
- Diluted (in shares) | shares	3,537,408,029	3,537,408,029	3,611,653,020	3,569,179,079
Net income (loss) per share attributable to ordinary shareholders
- Basic (per share) | (per share)	¥ 1.19	$ 0.16	¥ 1.67	¥ (0.39)
- Diluted (per share) | (per share)	¥ 1.15	$ 0.16	¥ 1.63	¥ (0.39)
Share-based compensation expenses included in:
Share-based compensation expenses included in: | ¥	¥ 2,726,075		¥ 3,215,549	¥ 2,425,249
Cost of revenues
Share-based compensation expenses included in:
Share-based compensation expenses included in:	521,293	$ 71,417	502,523	356,844
Sales and marketing expenses
Share-based compensation expenses included in:
Share-based compensation expenses included in:	197,320	27,033	180,465	121,396
General and administrative expenses
Share-based compensation expenses included in:
Share-based compensation expenses included in:	1,821,817	249,588	2,345,895	1,659,755
Research and development expenses
Share-based compensation expenses included in:
Share-based compensation expenses included in:	185,645	25,433	186,666	287,254
Existing home transaction services
Net revenues:
Total net revenues	28,201,003	3,863,522	27,954,135	24,123,703
New home transaction services
Net revenues:
Total net revenues	33,653,403	4,610,497	30,575,778	28,650,374
Home renovation and furnishing
Net revenues:
Total net revenues	14,768,947	2,023,337	10,850,497	5,046,627
Home rental services
Net revenues:
Total net revenues	14,334,479	1,963,816	6,099,747	1,515,442
Emerging and other services
Net revenues:
Total net revenues	¥ 2,499,666	$ 342,453	¥ 2,296,775	¥ 1,332,633